SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation
Significant assumptions used for estimating fair value of stock options

	December 31, 2013	December 31, 2014
Risk-free rate	0.77%	2.39%
Option term	5 years	5 years
Volatility	45%	44%
Dividend yield	0.00%	0.00%
Exercise multiple	2/2.5	2/2.5
Expected forfeiture rate (post-vesting)	0%*	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10%, was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantee’s forfeiture pattern.

Schedule summarizes restricted shares activities

	Number of restricted shares	Weighted Average Grant-date Fair value(US$)
Restricted shares outstanding at December 31, 2013	—	—
Granted	450,000	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2014	337,500	6.99
Expected to vest at December 31, 2014	337,500	6.99

Share Option
Share-based compensation
Schedule summarizes the Company's option activities

					Weighted
		Weighted			Average
		Average	Weighted Average	Aggregate	Grant-date
	Number of	Exercise Price	Remaining	Intrinsic	Fair value
	options	(US$)	Contractual Term	Value (US$)	(US$)
Options outstanding at January 1, 2012	4,239,030	2.58	4.04	8,829,599	1.13
Cancelled and forfeited	(153,080)	2.32	—	—	1.29
Options outstanding at December 31, 2012	4,085,950	2.59	3.03	5,692,776	1.12
Granted	300,000	3.11	—	—	1.72
Cancelled and forfeited	(423,300)	2.29	—	—	1.37
Options outstanding at December 31, 2013	3,962,650	2.66	2.19	4,564,417	1.14
Granted	1,300,000	7.00	—	—	3.26
Cancelled and forfeited	(125,750)	2.46	—	—	1.75
Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522	1.66
Options exercisable at December 31, 2014	3,577,490	2.65	0.93	5,111,159	1.09